Preferred Stock - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				1 Months Ended			1 Months Ended						12 Months Ended
	Jan. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Jan. 16, 2009	Aug. 31, 2011 Series A Preferred Stock	Jan. 31, 2009 Series A Preferred Stock	Jan. 16, 2009 Series A Preferred Stock	Aug. 31, 2011 Non-Cumulative Perpetual Series B, Preferred Shares	Mar. 31, 2013 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2012 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2011 Non-Cumulative Perpetual Series B, Preferred Shares	Aug. 25, 2011 Non-Cumulative Perpetual Series B, Preferred Shares	Dec. 31, 2012 Nashua Bank	Dec. 31, 2012 If small business lending increases by 10% or more	Dec. 31, 2012 If small business lending increase by less than 10% but more than 2.5% Minimum	Dec. 31, 2012 If small business lending increase by less than 10% but more than 2.5% Maximum	Dec. 31, 2012 If small business lending does not increase in the first two years	Dec. 31, 2012 After 4.5 years
Class of Stock [Line Items]
Issuance of stock							10,000		20,000
Preferred stock, par value								$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, liquidation preference								$ 1,000		$ 1,000	$ 1,000	$ 1,000	$ 1,000
Common stock purchase warrant, term					10 years
Common stock that would be purchased by warrant					184,275
Common stock par value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Warrant exercise price					8.14
Proceeds from issuance of preferred stock	$ 10,000		$ 20,000						$ 10,000
Redemption of preferred stock						10,000
Payment for redemption of preferred stock						$ 10,000
Business acquisition, preferred stock shares assumed										23,000	23,000	20,000		3,000
Small Business Lending Fund, dividend rate		5.00%													1.00%	2.00%	4.00%	7.00%	9.00%
Small Business Lending incentive fee		2.00%
Small Business Lending incentive period		4 years 6 months
Preferred stock redemption as a percentage of originally issued share		25.00%
Preferred stock redemption as a percentage of outstanding shares		100.00%